SCHEDULE 1 - COMPANY STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Cash from/(used in) operations		$ 983.0	$ 775.9		$ 902.9
Net cash from operating activities		936.2	729.4		853.5
Cash flow from investing activities
Purchase of property, plant and equipment		(217.5)	(235.2)		(464.9)
Payment in advance for property, plant and equipment		(34.5)	(29.9)		(111.1)
Purchase of software and licenses		(0.1)	(4.0)		(22.8)
Interest received		42.3	18.7		25.0
Net cash (used in)/from investing activities		(22.3)	63.2		(722.2)
Cash flows from financing activities
Shares repurchased and canceled through buyback program					(10.0)
Interest paid		(309.0)	(327.0)		(299.0)
Bank loans and bond proceeds received (net of transaction costs)		195.9	2,208.4		986.6
Bank loans and bonds repaid		(386.9)	(2,149.3)		(689.9)
Fees on borrowings and derivative instruments		(20.9)	(10.6)		(19.4)
Net gain settled on derivative instruments		(3.3)	(22.5)		0.7
Net cash used in financing activities		(644.1)	(431.0)		(162.3)
Net increase/(decrease) in cash and cash equivalents		269.8	361.6		(31.0)
Cash and cash equivalents at beginning of period	[1],[2]	578.0
Exchange differences		5.5	(77.4)		(189.3)
Cash and cash equivalents at end of period	[1]	825.7	578.0	[2]
Parent Company
Cash flows from operating activities
Cash from/(used in) operations		(81.6)	0.3		(105.8)
Net cash from operating activities		(81.6)	0.3		(105.8)
Cash flow from investing activities
Purchase of software and licenses			(0.2)		(1.4)
Investment in subsidiaries		(71.3)	(72.5)		(33.6)
Dividends received from subsidiaries		195.1	52.2
Loan disbursed to subsidiaries		(1,159.2)	(880.3)		(0.6)
Loan principal repayment received from subsidiaries		1,322.9	263.6		43.0
Loan interest repayment received from subsidiaries		177.2	61.2		23.6
Interest received		15.2	6.8		8.5
Net cash (used in)/from investing activities		479.9	(569.2)		39.5
Cash flows from financing activities
Shares repurchased and canceled through buyback program					(10.0)
Interest paid		(193.6)	(110.7)		(92.5)
Bank loans and bond proceeds received (net of transaction costs)		194.2	1,922.3
Bank loans and bonds repaid			(1,000.0)
Fees on borrowings and derivative instruments		(7.2)	(4.1)		(10.2)
Net gain settled on derivative instruments			0.7		0.4
Net cash used in financing activities		(6.6)	808.2		(112.3)
Net increase/(decrease) in cash and cash equivalents		391.6	239.3		(178.6)
Cash and cash equivalents at beginning of period		306.1	67.3		245.4
Exchange differences		0.1	(0.5)		0.5
Cash and cash equivalents at end of period		$ 697.7	$ 306.1		$ 67.3

[1]	Excludes $27.6 million cash classified within assets held for sale as of December 31, 2025 (see note 32.2).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)